N-2 - USD ($)		3 Months Ended								12 Months Ended
		Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key										0001340736
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										Eaton Vance Tax-Managed Diversified Equity Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	— 1
Offering expenses (as a percentage of offering price)	None 2
Dividend reinvestment plan fees	$5.00 3
1
    If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
2
    Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
3
    You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]									0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]									0.00%
Annual Expenses [Table Text Block]
Annual expenses	Percentage of net assets attributable to common shares 4
Investment adviser fee	0.99% 5
Other expenses	0.07
Total annual Fund operating expenses	1.06%
4
    Stated as a percentage of average net assets attributable to common shares for the year ended October 31, 2025.
5
    The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.

Management Fees [Percent]	[4],[5]									0.99%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]									0.07%
Total Annual Expenses [Percent]	[4]									1.06%
Expense Example [Table Text Block]
Example
The following Example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 1.06% of net assets attributable to common shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:
1 Year	3 Years	5 Years	10 Years
$11	$34	$58	$129
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the U.S. Securities and Exchange Commission (“SEC”) that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s common shares. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive common shares purchased or issued at a price or value different from NAV. The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 11
Expense Example, Years 1 to 3										34
Expense Example, Years 1 to 5										58
Expense Example, Years 1 to 10										$ 129
Purpose of Fee Table , Note [Text Block]										The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. The table shows Fund expenses stated as a percentage of net assets attributable to common shares, and not as a percentage of total assets.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
Management Fee not based on Net Assets, Note [Text Block]										The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives.
The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
Principal Strategies.
Under normal market conditions, the Fund’s investment program consists of owning a diversified portfolio of common stocks. The Fund seeks to earn high levels of tax-advantaged income and gains by (1) investing in stocks that pay dividends that qualify for favorable federal income tax treatment and/or (2) writing (selling) stock index call options with respect to a portion of its common stock portfolio value.
Under normal market conditions, the Fund invests at least 80% of its total assets in a combination of (1) dividend-paying common stocks and (2) common stocks the value of which is subject to covered written index call options.
Typically, the Fund invests in common stocks of United States issuers. The Fund may invest up to 40% of its total assets in securities of foreign issuers, including securities evidenced by American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. The Fund may invest up to 5% of its total assets in securities of emerging market issuers. The Fund expects that its assets will normally be invested across a broad range of industries and market sectors. The Fund may not invest 25% or more of its total assets in the securities of issuers in any single industry. The Fund may invest a portion of its assets in stocks of mid-capitalization companies.
The Fund writes call options on one or more broad-based stock indices that the investment adviser believes collectively approximate the characteristics of its common stock portfolio (or that portion of its portfolio against which options are written) and that present attractive opportunities to earn options premiums. The Fund writes call options on the S&P 500® Index (the “S&P 500®”) and may also write call options on other domestic and foreign stock indices. Over time, the indices on which the Fund writes call options may vary as a result of changes in the availability and liquidity of various listed index options, changes in stock portfolio holdings, the investment adviser’s evaluation of equity market conditions and other factors. Writing index call options involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation.
The Fund may consider investments in stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains and may seek to enhance the level of tax-advantaged dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund sells a stock on or shortly after the stock’s ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, the Fund may receive more dividend payments over a given time period than if it held a single stock. By complying with applicable holding period and other requirements while engaging in dividend capture trading, the Fund may enhance the level of tax-advantaged dividend income it receives. The use of dividend capture trading strategies will expose the Fund to increased trading costs and potentially higher short-term gain or loss. The Fund may use derivatives to manage exposure to certain sectors and/or markets in connection with its use of dividend capture trading. The Fund may buy and sell equity index futures contracts for this purpose but may also engage in other types of derivatives to manage such exposures.
The Fund generally sells index call options that are exchange-listed and “European style,” meaning that the options may be exercised only on the expiration date of the option. Index options differ from options on individual securities in that index options (i) typically are settled in cash rather than by delivery of securities and (ii) reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.
As the seller of index call options, the Fund will receive cash (the premiums) from option purchasers. The purchaser of an index call option has the right to any appreciation in the value of the applicable index over a fixed price (the exercise price) as of a specified date in the future (the option valuation date). Generally, the Fund sells call options that are slightly “out-of-the-money” (i.e., the exercise price generally will be slightly above the current level of the applicable index when the option is sold). The Fund may also sell index options that are more substantially “out-of-the-money.” Such options that are more substantially “out-of-the-money” provide greater potential for the Fund to realize capital appreciation, but generally would pay a lower premium than options that are slightly “out-of-the-money.” In writing index options, the Fund will, in effect, sell the potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. If, at expiration, an index call option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index and the exercise price of the option. The premium, the exercise price and the market value of the applicable index will determine the gain or loss realized by the Fund as the seller of the index call option.
The Fund’s policy that, under normal market conditions, the Fund invests at least 80% of its total assets in a combination of (1) dividend-paying common stocks and (2) common stocks the value of which is subject to covered written index call options is a non-fundamental policy that may be changed by the Board without the Fund’s common shareholder approval following the provision of 60 days’ prior written notice to the Fund’s common shareholders.
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objectives, principal strategies and other policies.
The S&P 500® is an unmanaged index of 500 stocks maintained and published by S&P Global Ratings that is market-capitalization weighted and generally representative of the performance of larger stocks traded in the United States.

Risk Factors [Table Text Block]
Principal Risks
Market Discount Risk.
The shares of closed-end management investment companies often trade at
a discount from their net asset value, and the Fund’s common shares may likewise trade at a discount from net asset value. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who purchased their common shares in this offering and sell their common shares below net asset value will be reduced.
Investment Risk.
An investment in the Fund’s common shares is subject to investment risk, including
the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Fund normally sells stock index call options on a portion of its common stock portfolio value, the Fund’s appreciation potential from equity market performance is more limited than if the Fund did not engage in selling stock index call options. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
Market Risk.
The value of investments held by the Fund may increase or decrease in response
to social, economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.
Issuer Risk.
The value of securities held by the Fund may decline
for
a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Risk.
Under normal market conditions, the Fund’s investment program consists of owning a diversified
portfolio of common stocks. Therefore, a principal risk of investing in the Fund is equity risk. Equity risk is the risk that the value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer reduces or eliminates its dividend or fails to make anticipated dividend increases. Common stocks in which the Fund invests are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
Risks of Investing in Smaller and Mid-Sized Companies.
The Fund may make investments in stocks of companies
whose
market capitalization is considered middle sized or “mid-cap.” Smaller and mid-sized companies often are newer or less established companies than larger capitalization companies. Investments in smaller and mid-sized companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of smaller and mid-sized companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller and mid-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller and mid-sized companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
Risk of Selling Index Call Options.
Under normal market conditions, a portion of the Fund’s common stock portfolio value
is subject to written index call options. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by writing options on one or more broad-based stock indices that the Fund’s investment adviser believes collectively approximate the characteristics of the Fund’s common stock portfolio (or that portion of its portfolio against which options are written). The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. If the value of the index increases over the option’s life, the premium income generated from selling the index call option may not be enough to compensate for the difference between the exercise price of the index call option and the increased index value. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for
unattractive prices and the Fund may lose money. The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option.
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks
associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders
in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations, potentially with retroactive effect. The Fund’s investment program and the tax treatment of Fund distributions may be affected by U.S. Internal Revenue Service interpretations of the Internal Revenue Code of 1986, as amended and future changes in tax laws and regulations. While the Fund generally intends to use a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, certain of the Fund’s investment practices are subject to complex federal income tax provisions that may, among other things, cause common shareholders to pay more tax than they otherwise would have, or to accelerate common shareholders’ recognition of taxable income or gains.
Benchmark Reference Rates Risk.
Many debt securities, derivatives, and other financial instruments utilize benchmark
or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates. For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market
developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller
, less liquid, less developed and more volatile than those in more developed markets like the United States and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Such risks may be greater in frontier markets.
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may
be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Interest Rate Risk.
The premiums from writing index call options and amounts available for distribution
from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests will likely change in value as market interest rates change. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the net asset value and price of the common shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates. Higher yielding stocks and stocks of issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk.
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number
of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Information Technology Sector Risk.
If the Fund concentrates investments in the information
technology
sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, competition for the services of qualified personnel and government regulation. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction and unpredictable changes in growth rates. Companies in the information technology sector also can be heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. As a result, the value of shares may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.
Counterparty Risk.
A financial institution or other counterparty with whom the Fund does business
(such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the
Fund
to higher portfolio turnover, increased trading costs and potential for capital loss or gain, including short-term capital gain taxable as ordinary income, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.
Liquidity Risk.
The Fund is exposed to liquidity risk when trading
volume
, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income
from investments is worth less in
the
future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.
Management Risk.
The Fund is subject to management risk because it is
actively
managed. Eaton Vance and the portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the portfolio managers to develop and effectively implement strategies that achieve the Fund’s investment objectives. There is no assurance that Eaton Vance and the portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the portfolio managers may cause the Fund to incur losses or to miss profit opportunities.
Risks Associated with Active Management.
The success of the Fund’s investment
strategy
depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
Recent Market Conditions.
Both U.S. and international markets have experienced
significant
volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S.
Federal
Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
Cybersecurity Risk.
With the increased use of technologies by Fund service
providers
to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with the Fund’s ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the
United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of
Trust
(the “Declaration of Trust”) and Amended and Restated By-Laws (the “By-Laws”) include provisions that could have the effect of making it more difficult to acquire control of the Fund and/or to change the composition of its Board.
General Fund Investing Risks.
The Fund is not a complete investment program and there is
no
guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Financial Leverage Risk.
Although the Fund has no current intention to do so,
the
Fund is authorized and reserves the flexibility to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for the Fund’s common shareholders, including the likelihood of greater volatility of NAV and market price of the common shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to the Fund’s common shareholders. To the extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to the Fund’s common shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by the Fund’s common shareholders and consequently would result in a reduction of the NAV of the Fund’s common shares. In addition, the advisory fees paid to Eaton Vance are calculated on the basis of the Fund’s average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fee is higher when leverage is utilized, which may create an incentive for the Adviser to employ financial leverage. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, the Fund’s common shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.
There have been no material changes to the Fund’s Investment objectives or principal investment strategies since October 31, 2024.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for the common shares on the New York Stock Exchange, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s common shares were trading as of such date.
	Market Price ($)		NAV per Share on Date of Market Price ($)		NAV Premium/(Discount) on Date of Market Price (%)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
October 31, 2025	16.01	15.41	15.64	15.20	2.37	1.38
July 31, 2025	15.71	13.98	15.26	14.11	2.95	(0.92)
April 30, 2025	15.67	12.25	15.57	12.66	0.64	(3.24)
January 31, 2025	15.37	14.39	15.49	14.92	(0.77)	(3.55)
October 31, 2024	14.91	13.24	15.33	13.64	(2.74)	(2.93)
July 31, 2024	14.37	13.22	14.90	13.41	(3.56)	(1.42)
April 30, 2024	13.41	12.51	14.00	13.29	(4.21)	(5.87)
January 31, 2024	12.51	11.11	13.28	11.79	(5.80)	(5.77)

Latest Premium (Discount) to NAV [Percent]	[6]									1.15%
Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk.
The shares of closed-end management investment companies often trade at
a discount from their net asset value, and the Fund’s common shares may likewise trade at a discount from net asset value. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who purchased their common shares in this offering and sell their common shares below net asset value will be reduced.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk.
An investment in the Fund’s common shares is subject to investment risk, including
the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Fund normally sells stock index call options on a portion of its common stock portfolio value, the Fund’s appreciation potential from equity market performance is more limited than if the Fund did not engage in selling stock index call options. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The value of investments held by the Fund may increase or decrease in response
to social, economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
The value of securities held by the Fund may decline
for
a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Risk.
Under normal market conditions, the Fund’s investment program consists of owning a diversified
portfolio of common stocks. Therefore, a principal risk of investing in the Fund is equity risk. Equity risk is the risk that the value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer reduces or eliminates its dividend or fails to make anticipated dividend increases. Common stocks in which the Fund invests are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Risks of Investing in Smaller and Mid Sized Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Smaller and Mid-Sized Companies.
The Fund may make investments in stocks of companies
whose
market capitalization is considered middle sized or “mid-cap.” Smaller and mid-sized companies often are newer or less established companies than larger capitalization companies. Investments in smaller and mid-sized companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of smaller and mid-sized companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller and mid-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller and mid-sized companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Risk of Selling Index Call Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Selling Index Call Options.
Under normal market conditions, a portion of the Fund’s common stock portfolio value
is subject to written index call options. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by writing options on one or more broad-based stock indices that the Fund’s investment adviser believes collectively approximate the characteristics of the Fund’s common stock portfolio (or that portion of its portfolio against which options are written). The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. If the value of the index increases over the option’s life, the premium income generated from selling the index call option may not be enough to compensate for the difference between the exercise price of the index call option and the increased index value. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for
unattractive prices and the Fund may lose money. The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks
associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders
in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations, potentially with retroactive effect. The Fund’s investment program and the tax treatment of Fund distributions may be affected by U.S. Internal Revenue Service interpretations of the Internal Revenue Code of 1986, as amended and future changes in tax laws and regulations. While the Fund generally intends to use a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, certain of the Fund’s investment practices are subject to complex federal income tax provisions that may, among other things, cause common shareholders to pay more tax than they otherwise would have, or to accelerate common shareholders’ recognition of taxable income or gains.

Benchmark Reference Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Benchmark Reference Rates Risk.
Many debt securities, derivatives, and other financial instruments utilize benchmark
or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates. For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market
developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller
, less liquid, less developed and more volatile than those in more developed markets like the United States and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Such risks may be greater in frontier markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may
be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number
of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.

Information Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Technology Sector Risk.
If the Fund concentrates investments in the information
technology
sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, competition for the services of qualified personnel and government regulation. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction and unpredictable changes in growth rates. Companies in the information technology sector also can be heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. As a result, the value of shares may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
A financial institution or other counterparty with whom the Fund does business
(such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Dividend Capture Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the
Fund
to higher portfolio turnover, increased trading costs and potential for capital loss or gain, including short-term capital gain taxable as ordinary income, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund is exposed to liquidity risk when trading
volume
, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income
from investments is worth less in
the
future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk.
The Fund is subject to management risk because it is
actively
managed. Eaton Vance and the portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the portfolio managers to develop and effectively implement strategies that achieve the Fund’s investment objectives. There is no assurance that Eaton Vance and the portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the portfolio managers may cause the Fund to incur losses or to miss profit opportunities.

Risks Associated with Active Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Active Management.
The success of the Fund’s investment
strategy
depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions.
Both U.S. and international markets have experienced
significant
volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S.
Federal
Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
With the increased use of technologies by Fund service
providers
to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with the Fund’s ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the
United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of
Trust
(the “Declaration of Trust”) and Amended and Restated By-Laws (the “By-Laws”) include provisions that could have the effect of making it more difficult to acquire control of the Fund and/or to change the composition of its Board.

General Fund Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Fund Investing Risks.
The Fund is not a complete investment program and there is
no
guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Leverage Risk.
Although the Fund has no current intention to do so,
the
Fund is authorized and reserves the flexibility to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for the Fund’s common shareholders, including the likelihood of greater volatility of NAV and market price of the common shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to the Fund’s common shareholders. To the extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to the Fund’s common shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by the Fund’s common shareholders and consequently would result in a reduction of the NAV of the Fund’s common shares. In addition, the advisory fees paid to Eaton Vance are calculated on the basis of the Fund’s average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fee is higher when leverage is utilized, which may create an incentive for the Adviser to employ financial leverage. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, the Fund’s common shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The premiums from writing index call options and amounts available for distribution
from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests will likely change in value as market interest rates change. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the net asset value and price of the common shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates. Higher yielding stocks and stocks of issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										Percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 15.41	$ 13.98	$ 12.25	$ 14.39	$ 13.24	$ 13.22	$ 12.51	$ 11.11
Highest Price or Bid		16.01	15.71	15.67	15.37	14.91	14.37	13.41	12.51
Lowest Price or Bid, NAV		15.2	14.11	12.66	14.92	13.64	13.41	13.29	11.79
Highest Price or Bid, NAV		$ 15.64	$ 15.26	$ 15.57	$ 15.49	$ 15.33	$ 14.9	$ 14	$ 13.28
Highest Price or Bid, Premium (Discount) to NAV [Percent]		2.37%	2.95%	0.64%	(0.77%)	(2.74%)	(3.56%)	(4.21%)	(5.80%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		1.38%	(0.92%)	(3.24%)	(3.55%)	(2.93%)	(1.42%)	(5.87%)	(5.77%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]										Common Shares
Outstanding Security, Held [Shares]										159,244,477

[1]	If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
[4]	Stated as a percentage of average net assets attributable to common shares for the year ended October 31, 2025.
[5]	The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
[6]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.